Fair Value Measurements	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4 — Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1:    Quoted prices in active markets for identical assets or liabilities;

Level 2:    Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3:    Unobservable inputs that are supported by little or no market activity that is significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2018 and 2017:

	As of September 30, 2018
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$47,531	$—	$47,531
Money market funds	30,883	—	—	30,883
U.S. government treasuries	23,258	—	—	23,258
U.S. agency securities	—	16,033	—	16,033
Asset backed obligations	—	9,177	—	9,177
Supranational and sovereign debt	—	4,434	—	4,434

Total available-for-sale securities	54,141	77,175	—	131,316

Derivative financial instruments, net	—	(27,842)	—	(27,842)

Other liabilities	—	—	(37,954)	(37,954)

Total	$54,141	$49,333	$(37,954)	$65,520

	As of September 30, 2017
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$98,385	$—	$98,385
U.S. government treasuries	84,363	—	—	84,363
U.S. agency securities	—	60,646	—	60,646
Money market funds	52,504	—	—	52,504
Asset backed obligations	—	47,074	—	47,074
Commercial paper and certificates of deposit	—	33,448	—	33,448
Supranational and sovereign debt	—	8,777	—	8,777

Total available-for-sale securities	136,867	248,330	—	385,197

Derivative financial instruments, net	—	27,352	—	27,352

Other liabilities	—	—	(21,972)	(21,972)

Total	$136,867	$275,682	$(21,972)	$390,577

Available-for-sale securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal year 2018 or fiscal year 2017. Level 3 amounts relate to certain acquisition-related liabilities, which were valued using a Monte-Carlo simulation model. These liabilities were included in accrued expenses and other current liabilities and also in other noncurrent liabilities as of September 30, 2018 and 2017. $17,692 of the increase in Level 3 liabilities during fiscal year 2018 was recorded in the consolidated statements of income and the rest of the increase was recorded against goodwill.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personnel costs, short-term financing arrangements and other current liabilities approximate their fair value because of the relatively short maturity of these items.